Load [Member] Performance Management - Mississippi Tax-Free Income Series	Jun. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for the 1-year, 5-year, and 10-year periods compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain current performance information at www.dupree-funds.com or by calling (800) 866‑0614 or (859) 254‑7741.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for the 1-year, 5-year, and 10-year periods compared with those of a broad measure of market performance.
Bar Chart [Heading]	MISSISSIPPI TAX-FREE INCOME SERIES Average Annual Total Returns
Bar Chart Closing [Text Block]

Highest Quarter Total Return:	6.04%	December 31, 2023
Lowest Quarter Total Return:	-5.22%	March 31, 2022
2025 Year-to-Date Total Return for the nine months ended September 30, 2025:	2.46%

Performance Table Heading	Average Annual Total ReturnFor the Periods EndedDecember 31, 2024
Performance Table Narrative
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Return after Taxes on Distributions & Sale of Fund Shares also includes any taxable gain or loss realized by a shareholder on the sale of a fund’s shares.
Performance Availability Website Address [Text]	www.dupree-funds.com
Performance Availability Phone [Text]	(800) 866‑0614 or (859) 254‑7741
Mississippi Tax-Free Income Series
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-Date Total Return
Bar Chart, Year to Date Return	2.46%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarter Total Return:
Highest Quarterly Return	6.04%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter Total Return:
Lowest Quarterly Return	(5.22%)
Lowest Quarterly Return, Date	Mar. 31, 2022